Capital Ratios	12 Months Ended
Dec. 31, 2016
Capital Requirements
Capital Ratios

(20) Capital Requirements

On December 23, 2008, as part of the Troubled Asset Relief Program Capital Purchase Program (the “TARP Capital Purchase Program”) of the United States Department of the Treasury (“Treasury”), the Company issued to the Treasury a warrant to purchase 1,326,238 shares of the Company’s common stock at a price per share of $24.43 and with a term of ten years (the “Warrant”).

On June 12, 2013, the U.S. Treasury sold the Warrant to a third party. As of February 20, 2016, the Warrant is still outstanding. Adjustments to the $24.43 per share Exercise Price of the Warrant will be made if the Company pays cash dividends in excess of 33 cents per semi-annual period or makes certain other shareholder distributions before the Warrants expires on December 23, 2018.

Bank regulatory agencies limit the amount of dividends, which the bank subsidiaries can pay the Corporation, through IBC Subsidiary Corporation, without obtaining prior approval from such agencies. At December 31, 2016, the subsidiary banks could pay dividends of up to $819,500,000 to the Corporation without prior regulatory approval and without adversely affecting their “well‑capitalized” status under regulatory capital rules in effect at December 31, 2016. In addition to legal requirements, regulatory authorities also consider the adequacy of the bank subsidiaries’ total capital in relation to their deposits and other factors. These capital adequacy considerations also limit amounts available for payment of dividends. The Company historically has not allowed any subsidiary bank to pay dividends in such a manner as to impair its capital adequacy.

The Company and the bank subsidiaries are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities, and certain off‑statement of condition items as calculated under regulatory accounting practices. The Company’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Current quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios (set forth in the table on the following page) of Total and Tier 1 capital to risk‑weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2016, that the Company and each of the bank subsidiaries met all capital adequacy requirements to which they are subject.

       In July 2013, the Federal Deposit Insurance Corporation (“FDIC”) and other regulatory bodies established a new, comprehensive capital framework for U.S. banking organizations, consisting of minimum requirements that increase both the quantity and quality of capital held by banking organizations. The final rules are a result of the implementation of the BASEL III capital reforms and various Dodd-Frank Act related capital provisions. Consistent with the Basel international framework, the rules include a new minimum ratio of Common Equity Tier 1 (“CET1”) to risk-weighted assets of 4.5% and a CET1 capital conservation buffer of 2.5% of risk-weighted assets.  The capital conservation buffer began phasing-in on January 1, 2016 at .625% and will increase each year until January 1, 2019, when the Company will be required to have a 2.5% capital conservation buffer, effectively resulting in a minimum ratio of CET1 capital to risk-weighted assets of at least 7% upon full implementation. The rules also raised the minimum ratio of Tier 1 capital to risk-weighted assets from 4% to 6% and include a minimum leverage ratio of 4% for all banking organizations. Regarding the quality of capital, the new rules emphasize CET1 capital and implements strict eligibility criteria for regulatory capital instruments. The new rules also improve the methodology for calculating risk-weighted assets to enhance risk sensitivity. The new rules are subject to a four year phase in period for mandatory compliance and the Company was required to begin to phase in the new rules beginning on January 1, 2015.  Management believes, as of December 31, 2016, that the Company and each of the bank subsidiaries will meet all capital adequacy requirements once the capital conservation is fully phased-in.

The CET1 (beginning in 2015), Tier 1 and Total capital ratios are calculated by dividing the respective capital amounts by risk-weighted assets. Risk-weighted assets are calculated based on regulatory requirements and include total assets, excluding goodwill and other intangible assets, allocated by risk weight category, and certain off-balance-sheet items, among other things. The leverage ratio is calculated by dividing Tier 1 capital by adjusted quarterly average total assets, which exclude goodwill and other intangible assets, among other things.

The aforementioned capital conservation buffer is designed to absorb losses during periods of economic stress. Banking institutions with a ratio of CET1 capital to risk-weighted assets above the minimum but below the conservation buffer will face constraints on dividends, equity repurchases and compensation based on the amount of the shortfall.

As of December 31, 2016, capital levels at the Company exceed all capital adequacy requirements under the Basel III Capital Rules as currently applicable to the Company. Based on the ratios presented below, capital levels as of December 31, 2016 at the Company exceed the minimum levels necessary to be considered “well capitalized.”

As of December 31, 2016, the most recent notification from the Federal Deposit Insurance Corporation categorized all the bank subsidiaries as well‑capitalized under the regulatory framework for prompt corrective action. To be categorized as “well‑capitalized,” the Company and the bank subsidiaries must maintain minimum Total risk‑based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the categorization of the Company or any of the bank subsidiaries as well‑capitalized.

The Company’s and the bank subsidiaries’ actual capital amounts and ratios for 2016 under current guidelines are presented in the following table:

			For Capital Adequacy		To Be Well-Capitalized
			Purposes		Under Prompt Corrective
	Actual		Phase In Schedule		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2016:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$1,468,662	16.95%	$390,021	5.125%	N/A	N/A
International Bank of Commerce, Laredo	1,201,527	16.63	325,178	5.125	$469,701	6.50%
International Bank of Commerce, Brownsville	158,533	25.61	27,852	5.125	40,230	6.50
International Bank of Commerce, Zapata	65,989	34.09	8,712	5.125	12,584	6.50
Commerce Bank	73,765	31.84	10,425	5.125	15,058	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$1,687,501	19.47%	$693,370	8.625%	N/A	N/A
International Bank of Commerce, Laredo	1,260,886	17.45	578,094	8.625	$722,618	10.00%
International Bank of Commerce, Brownsville	163,937	26.49	49,514	8.625	61,892	10.00
International Bank of Commerce, Zapata	67,464	34.85	15,488	8.625	19,360	10.00
Commerce Bank	76,093	32.85	18,532	8.625	23,166	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,618,935	18.68%	$520,028	6.625%	N/A	N/A
International Bank of Commerce, Laredo	1,201,527	16.63	433,571	6.625	$578,094	8.00%
International Bank of Commerce, Brownsville	158,533	25.61	37,135	6.625	49,514	8.00
International Bank of Commerce, Zapata	65,989	34.09	11,616	6.625	15,488	8.00
Commerce Bank	73,765	31.84	13,899	6.625	18,532	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,618,935	13.91%	$471,135	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,201,527	12.50	384,342	4.00	480,427	5.00%
International Bank of Commerce, Brownsville	158,533	16.91	37,509	4.00	46,886	5.00
International Bank of Commerce, Zapata	65,989	13.87	19,029	4.00	23,786	5.00
Commerce Bank	73,765	13.05	22,607	4.00	28,259	5.00

The Company’s and the bank subsidiaries’ actual capital amounts and ratios for 2015 are also presented in the following table:

					To Be Well-Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2015:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$1,380,801	16.81%	$369,726	4.50%	N/A	N/A
International Bank of Commerce, Laredo	1,151,812	16.42	315,707	4.50	$456,022	6.50%
International Bank of Commerce, Brownsville	154,141	26.26	26,418	4.50	38,159	6.50
International Bank of Commerce, Zapata	66,153	35.71	8,336	4.50	12,042	6.50
Commerce Bank	72,882	36.17	9,067	4.50	13,097	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$1,605,419	19.54%	$657,291	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,213,377	17.30	561,258	8.00	$701,572	10.00%
International Bank of Commerce, Brownsville	159,913	27.24	46,965	8.00	58,706	10.00
International Bank of Commerce, Zapata	67,470	36.42	14,820	8.00	18,525	10.00
Commerce Bank	74,204	36.83	16,119	8.00	20,149	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,535,443	18.69%	$492,968	6.00%	N/A	N/A
International Bank of Commerce, Laredo	1,151,812	16.42	420,943	6.00	$561,258	8.00%
International Bank of Commerce, Brownsville	154,141	26.26	35,224	6.00	46,965	8.00
International Bank of Commerce, Zapata	66,153	35.71	11,115	6.00	14,820	8.00
Commerce Bank	72,882	36.17	12,089	6.00	16,119	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,535,443	13.15%	$466,897	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,151,812	12.09	381,105	4.00	476,381	5.00%
International Bank of Commerce, Brownsville	154,141	15.03	41,034	4.00	51,293	5.00
International Bank of Commerce, Zapata	66,153	13.15	20,129	4.00	25,161	5.00
Commerce Bank	72,882	12.94	22,521	4.00	28,151	5.00